Stock-Based Compensation (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Summary of stock options/warrants
Beginning Balance, Number of Options/Warrants	8,118,955	6,245,000	9,600,000
Granted, Number of Options/Warrants	1,237,500	2,048,955	95,000
Exercised, Number of Options/Warrants	(75,000)
Expired or canceled, during the period	(4,500,000)
Forfeited, Number of Options/Warrants	(110,750)		(3,450,000)
Ending Balance, Number of Options/Warrants	4,670,705	8,118,955	6,245,000
Options/Warrants exercisable	2,054,114	6,110,000
Beginning Balance, Weighted Average Exercise Price	$ 0.41		$ 0.27
Granted, Weighted Average Exercise Price	$ 1.48	$ 0.80
Exercised, Weighted Average Exercise Price	$ 0.33
Expired or canceled, during the period, Weighted Average Exercise Price	$ 0.13
Forfeited, Weighted Average Exercise Price	$ 0.97
Ending Balance, Weighted Average Exercise Price	$ 0.94	$ 0.41
Exercisable, Weighted Average Exercise Price	$ 0.73	$ 0.41
Weighted Average Fair Value of Options Granted		$ 0.80
Non-employee Stock Option [Member]
Summary of stock options/warrants
Beginning Balance, Number of Options/Warrants	530,000
Granted, Number of Options/Warrants	400,000
Exercised, Number of Options/Warrants
Expired or canceled, during the period
Forfeited, Number of Options/Warrants
Ending Balance, Number of Options/Warrants	930,000
Options/Warrants exercisable	542,500
Beginning Balance, Weighted Average Exercise Price	$ 0.94
Granted, Weighted Average Exercise Price	$ 1.21
Exercised, Weighted Average Exercise Price
Expired or canceled, during the period, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price
Ending Balance, Weighted Average Exercise Price	$ 1.06
Exercisable, Weighted Average Exercise Price	$ 0.95
Warrant [Member]
Summary of stock options/warrants
Beginning Balance, Number of Options/Warrants	2,342,500		750,000
Granted, Number of Options/Warrants		2,380,000
Exercised, Number of Options/Warrants		(37,500)
Expired or canceled, during the period			(750,000)
Forfeited, Number of Options/Warrants
Ending Balance, Number of Options/Warrants	2,342,500	2,342,500
Options/Warrants exercisable	2,342,500	2,342,500
Beginning Balance, Weighted Average Exercise Price	$ 2.50
Granted, Weighted Average Exercise Price		$ 2.50
Exercised, Weighted Average Exercise Price
Expired or canceled, during the period, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price
Ending Balance, Weighted Average Exercise Price	$ 2.50	$ 2.50
Exercisable, Weighted Average Exercise Price	$ 2.50	$ 2.50
Weighted Average Fair Value of Options Granted		$ 2.50